UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
May 7, 2007




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
AMERICAN EXPRESS CO            COM              025816109     4281    97940 SH       SOLE
EMERSON ELECTRIC               COM              291011104     7129   138538 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207    11000     2460 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     7480    96012 SH       SOLE
HEWLETT PACK                   COM		428236103     6474   141807 SH       SOLE
GENERAL ELECTRIC               COM              369604103     6563   177340 SH       SOLE
ILL TOOL WORKS                 COM              452308109     6886   142785 SH       SOLE
LAB CORP AMERICA               COM              50540R409     7289    98930 SH       SOLE
MEDTRONIC INC                  COM              585066106     6046   124998 SH       SOLE
MICROSOFT                      COM              594918104     8533   300680 SH       SOLE
PATTERSON INC                  COM              703395103     7280   200575 SH       SOLE
GRAINGER                       COM              384802104     7317    95793 SH       SOLE
NOKIA 		               COM              653902204     8715   273828 SH       SOLE
AUTO DATA PROC                 COM              053015103     6828   161080 SH       SOLE
BECTON DICKINSON               COM              075887109     5336    62160 SH       SOLE
PEPSICO INC                    COM              713448108     9025   125004 SH       SOLE
NIKE CL B                      COM              654106103     7895   116110 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     5107    72896 SH       SOLE
KINETIC  CONCEPTS              COM	        49460W208     4075    88158 SH       SOLE